Schedule I Condensed Non-Consolidated Financial Information of Registrant - Long-term debt (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 27, 2010	Jan. 31, 2020	May 31, 2019	Nov. 30, 2015	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Debt Instrument [Line Items]
Total principal						$ (2,867,120)	$ (3,363,127)
Less unamortized discount and debt issuance costs						(39,968)	(43,604)
Long-term Debt						2,827,152	3,319,523
Long-term Debt, Current Maturities						(523,312)	(242,137)
Long-term portion						2,303,840	3,077,386
Gain (Loss) on Extinguishment of Debt						10,600
Repurchased aggregate principal amount						233,734	671,803	$ 713,278
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal						$ (36,712)	$ (508,577)
Debt interest rate				8.50%		8.50%	8.50%
Debt instrument, principal amount	$ 450,000			$ 200,000
Percentage over par at which notes sold	99.20%			99.01%
Effective interest rate						8.67%
Repayments of senior debt			$ 460,900		$ 10,900		$ 84,100		$ 57,300
Debt Instrument, Redemption Price, Percentage						100.00%
Discount rate for redemption feature						0.50%
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Total principal						$ (250,000)	0
Debt interest rate			9.25%			9.25%
Debt instrument, principal amount			$ 250,000
Discount rate for redemption feature						0.50%
Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Total principal						$ (125,000)	$ (125,000)
Debt interest rate						5.00%	5.00%
Teekay Parent
Debt Instrument [Line Items]
Total principal						$ (411,712)	$ (633,577)
Less unamortized discount and debt issuance costs						(25,061)	(19,236)
Long-term Debt						386,651	614,341
Long-term Debt, Current Maturities						(36,674)	0
Long-term portion						349,977	614,341
Teekay Parent | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal						$ (36,712)	$ (508,577)
Debt interest rate	8.50%					8.50%	8.50%
Gain (Loss) on Extinguishment of Debt						$ 10,600
Debt instrument, principal amount	$ 450,000			$ 200,000
Percentage over par at which notes sold	99.20%			99.01%
Effective interest rate						8.67%
Repayments of senior debt			$ 460,900		$ 10,900		$ 84,100		$ 57,300
Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Total principal						$ (250,000)	0
Debt interest rate			9.25%			9.25%
Debt instrument, principal amount			$ 250,000
Teekay Parent | Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Total principal						$ (125,000)	$ (125,000)
Debt interest rate						5.00%	5.00%
Teekay Parent | Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Number of vessels						3
Common Stock | Teekay Parent
Debt Instrument [Line Items]
Sale of stock (in dollars per share)							$ 9.75
Subsequent Events | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Repurchased aggregate principal amount		$ 36,700
Debt Instrument, Redemption, Period One [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						1.00%
Debt Instrument, Redemption, Period One [Member] | Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed						1.00%
Debt Instrument, Redemption, Period Two [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						104.625%
Debt Instrument, Redemption, Period Two [Member] | Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						104.625%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						102.313%
Debt Instrument, Redemption, Period Three [Member] | Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						102.313%
Debt Instrument, Redemption, Period Four [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Debt Instrument, Redemption, Period Four [Member] | Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage						100.00%
Fpso Unit [Member] | Senior Notes due 2022 [Member] | Teekay Parent
Debt Instrument [Line Items]
Number of vessels						2
Teekay Tankers
Debt Instrument [Line Items]
Total debt						$ 145,000
Teekay Tankers | Teekay Parent
Debt Instrument [Line Items]
Total debt						$ 145,000	$ 166,400
US Treasury (UST) Interest Rate [Member] | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						5000.00%
US Treasury (UST) Interest Rate [Member] | Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						5000.00%
US Treasury (UST) Interest Rate [Member] | Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						5000.00%
US Treasury (UST) Interest Rate [Member] | Teekay Parent | Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate						5000.00%